Employee benefits (Details 5)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Actuarial assumptions [Abstract]
Discount rate	7.15%	7.30%	6.35%
Long-term rate of compensation increase	5.00%	5.00%	5.00%
Expected long term rate of return on plan assets	8.00%
Average future working life time (Years)	21 years 5 months 15 days	21 years 8 months 4 days	21 years 10 months 6 days
Not later than one year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets		8.00%	8.00%
Less than 1 year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets			5.00%